Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total Compensation For CEO ($)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(1)(2)	Cumulative TSR ($)(3)	S&P 600 Consumer Staples Cumulative TSR ($)(3)	Net Income ($M)	Company-Selected Performance Measure (Revenue) ($M)
2022	5,940,235	(710,735)	1,229,146	337,631	117	134	144	1,599
2021	6,565,494	12,935,723	1,438,062	2,214,069	204	143	164	1,526
2020	5,539,836	9,914,019	951,877	1,304,904	186	111	103	935

Named Executive Officers, Footnote [Text Block]
(1) The Other Named Executive Officers for each year are as follows:
2020: Messrs James Maloney, Nicholas Johnson, Anthony Tyree, Joseph Kelleman, Timothy Robinson, and William Baker.
2021: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Ms. Lauren Walker.
2022: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.

PEO Total Compensation Amount	$ 5,940,235	$ 6,565,494	$ 5,539,836
PEO Actually Paid Compensation Amount	$ (710,735)	12,935,723	9,914,019
Adjustment To PEO Compensation, Footnote [Text Block]

Breakdown of Actual Compensation of Chief Executive Officer
Year	SCT Total for CEO ($)	Equity Value from SCT for CEO ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for CEO ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for CEO ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for CEO ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for CEO ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for CEO ($)	Compensation Actually Paid for CEO ($)
2022	5,940,235	(4,002,009)	2,517,440	553,538	(2,251,992)	(3,467,947)	—	(710,735)
2021	6,565,494	(3,484,918)	4,603,480	546,641	3,925,442	779,584	—	12,935,723
2020	5,539,836	(2,865,825)	5,575,467	177,872	1,508,409	(21,740)	—	9,914,019

Non-PEO NEO Average Total Compensation Amount	$ 1,229,146	1,438,062	951,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 337,631	2,214,069	1,304,904
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Breakdown of Average Actual Compensation of Named Executive Officers
Year	SCT Total for NEO's ($)	Equity Value from SCT for NEO's ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for NEO's ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for NEO's ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for NEO's ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for NEO's ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for NEO's ($)	Compensation Actually Paid for NEO's ($)
2022	1,229,146	(517,724)	325,671	62,556	(478,307)	(283,711)	—	337,631
2021	1,438,062	(411,897)	505,460	41,554	386,276	254,614	—	2,214,069
2020	951,877	(250,649)	479,037	18,135	350,728	(16,690)	(227,734)	1,304,904

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Important Company Performance Metrics
Revenue
Operating Income
Client Net Promoter Score

Total Shareholder Return Amount	$ 117	204	186
Peer Group Total Shareholder Return Amount	134	143	111
Net Income (Loss)	$ 144,000,000	$ 164,000,000	$ 103,000,000
Company Selected Measure Amount	1,599,000,000	1,526,000,000	935,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Client Net Promoter Score
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,002,009)	$ (3,484,918)	$ (2,865,825)
PEO [Member] | Equity Awards Granted In Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,517,440	4,603,480	5,575,467
PEO [Member] | Dividends Accrued During Fiscal Year On Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,538	546,641	177,872
PEO [Member] | Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,251,992)	3,925,442	1,508,409
PEO [Member] | Equity Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,467,947)	779,584	(21,740)
PEO [Member] | Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(517,724)	(411,897)	(250,649)
Non-PEO NEO [Member] | Equity Awards Granted In Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	325,671	505,460	479,037
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year On Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,556	41,554	18,135
Non-PEO NEO [Member] | Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(478,307)	386,276	350,728
Non-PEO NEO [Member] | Equity Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,711)	254,614	(16,690)
Non-PEO NEO [Member] | Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (227,734)